Derivative financial instruments and hedging activities - Results of Hedge Activities Recorded in Net Income and Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income or statement of income as result of hedging activities [line items]
Effective portion	$ 150	$ 622
Foreign currency gains (losses)	840	(1,570)
Gains (losses) from hedges	$ (237)	438
Fair value hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income or statement of income as result of hedging activities [line items]
Gains (losses) on hedging instruments		(1,076)
Gains (losses) on hedged items attributable to the hedged risk		991
Ineffective portion		(85)
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income or statement of income as result of hedging activities [line items]
Ineffective portion		(1)
Effective portion		622
Reclassified to income during the period		95
Net investment hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income or statement of income as result of hedging activities [line items]
Foreign currency gains (losses)		(1,570)
Gains (losses) from hedges		$ 438